HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 1.9%
	ADVERTISING & MARKETING - 0.1%
10,598	Omnicom Group, Inc.	$ 668,628

	BEVERAGES - 0.1%
7,197	Monster Beverage Corporation(a)	625,851

	E-COMMERCE DISCRETIONARY - 0.0%(b)
12,335	eBay, Inc.	454,051

	HOME CONSTRUCTION - 0.0%(b)
7,907	Lennar Corporation, Class A	589,467

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,550	WW Grainger, Inc.	758,245

	INTERNET MEDIA & SERVICES - 0.1%
7,400	Alphabet, Inc., Class C(a)	711,510

	RETAIL - DISCRETIONARY - 0.1%
3,865	Lowe's Companies, Inc.	725,886

	SEMICONDUCTORS - 0.3%
7,577	Advanced Micro Devices, Inc.(a)	480,079
4,692	Analog Devices, Inc.	653,783
13,910	Intel Corporation	358,461
2,446	KLA Corporation	740,234
4,796	NVIDIA Corporation	582,186
4,331	QUALCOMM, Inc.	489,316
		3,304,059
	SOFTWARE - 0.7%
2,884	Microsoft Corporation	671,683
46,390	Salesforce, Inc.(a)	6,672,737
		7,344,420

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 1.9% (Continued)
	SPECIALTY FINANCE - 0.1%
5,521	American Express Company	$ 744,838

	TECHNOLOGY HARDWARE - 0.2%
5,071	Apple, Inc.	700,812
14,287	Cisco Systems, Inc.	571,480
5,390	Garmin Ltd.	432,871
		1,705,163
	TECHNOLOGY SERVICES - 0.0%(b)
2,674	PayPal Holdings, Inc.(a)	230,151

	TOBACCO & CANNABIS - 0.1%(b)
7,567	Philip Morris International, Inc.	628,137

	TOTAL COMMON STOCKS (Cost $22,726,364)	18,490,406

	EXCHANGE-TRADED FUNDS — 28.0%
	EQUITY - 28.0%
282,680	Invesco QQQ Trust Series 1	75,549,057
787,242	ProShares Ultra S&P500	31,269,252
40,982	Vanguard Dividend Appreciation ETF	5,539,127
396,107	Vanguard Growth ETF	84,747,092
457,857	Vanguard Mega Cap Growth ETF	79,799,897
	TOTAL EXCHANGE-TRADED FUNDS (Cost $287,228,382)	276,904,425

	TOTAL INVESTMENTS - 29.9% (Cost $309,954,746)	$ 295,394,831
	OTHER ASSETS IN EXCESS OF LIABILITIES - 70.1%	693,439,518
	NET ASSETS - 100.0%	$ 988,834,349

ETF	- Exchange-Traded Fund
LTD	- Limited Company
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 12.6%
	APPAREL & TEXTILE PRODUCTS - 0.2%
33,449	Ralph Lauren Corporation	$ 2,840,824

	ASSET MANAGEMENT - 0.3%
33,658	Raymond James Financial, Inc.	3,326,084

	BANKING - 1.1%
40,953	Comerica, Inc.	2,911,758
27,840	JPMorgan Chase & Company	2,909,280
18,692	M&T Bank Corporation	3,295,774
152,007	Regions Financial Corporation	3,050,780
		12,167,592
	BEVERAGES - 0.2%
55,402	Molson Coors Beverage Company, Class B	2,658,742

	BIOTECH & PHARMA - 1.1%
53,320	Gilead Sciences, Inc.	3,289,311
19,646	Moderna, Inc.(a)	2,323,140
5,535	Regeneron Pharmaceuticals, Inc.(a)	3,812,895
332,398	Viatris, Inc.	2,832,031
		12,257,377
	CHEMICALS - 0.8%
36,091	CF Industries Holdings, Inc.	3,473,759
62,628	Dow, Inc.	2,751,248
36,846	LyondellBasell Industries N.V., Class A	2,773,767
		8,998,774
	COMMERCIAL SUPPORT SERVICES - 0.3%
41,702	Robert Half International, Inc.	3,190,203

	ELECTRIC UTILITIES - 1.4%
163,131	AES Corporation (The)	3,686,760
51,801	Edison International	2,930,901
72,696	Exelon Corp.	2,723,192
89,380	NRG Energy, Inc.	3,420,573

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
116,337	PPL Corporation	$ 2,949,143
		15,710,569
	ENTERTAINMENT CONTENT - 0.5%
91,596	Fox Corporation, Class A	2,810,165
98,821	Fox Corporation - Class B	2,816,399
		5,626,564
	FOOD - 0.2%
38,686	Tyson Foods, Inc., Class A	2,550,568

	HEALTH CARE FACILITIES & SERVICES - 0.2%
29,269	Universal Health Services, Inc., Class B	2,580,940

	HOME & OFFICE PRODUCTS - 0.2%
19,410	Whirlpool Corporation	2,616,662

	HOME CONSTRUCTION - 1.0%
42,773	DR Horton, Inc.	2,880,761
47,727	Fortune Brands Home & Security, Inc.	2,562,463
39,566	Lennar Corporation, Class A	2,949,644
72,201	PulteGroup, Inc.	2,707,538
		11,100,406
	INDUSTRIAL SUPPORT SERVICES - 0.3%
11,721	United Rentals, Inc.(a)	3,166,077

	METALS & MINING - 0.3%
113,662	Freeport-McMoRan, Inc.	3,106,382

	OIL & GAS PRODUCERS - 1.4%
94,165	APA Corporation	3,219,501
35,264	ConocoPhillips	3,608,918
26,746	Diamondback Energy, Inc.	3,221,823
140,511	Marathon Oil Corporation	3,172,738
14,664	Pioneer Natural Resources Company	3,175,196
		16,398,176

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	PUBLISHING & BROADCASTING - 0.5%
189,705	News Corporation, Class A	$ 2,866,443
187,605	News Corporation, Class B	2,892,868
		5,759,311
	RETAIL - CONSUMER STAPLES - 0.5%
69,951	Kroger Company (The)	3,060,357
83,701	Walgreens Boots Alliance, Inc.	2,628,211
		5,688,568
	SEMICONDUCTORS - 0.4%
82,602	Intel Corporation	2,128,654
53,442	Micron Technology, Inc.	2,677,444
		4,806,098
	STEEL - 0.2%
26,333	Nucor Corporation	2,817,368

	TECHNOLOGY HARDWARE - 0.4%
232,968	Hewlett Packard Enterprise Company	2,790,956
68,661	Western Digital Corporation(a)	2,234,916
		5,025,872
	TECHNOLOGY SERVICES - 0.2%
103,471	DXC Technology Company(a)	2,532,970

	TELECOMMUNICATIONS - 0.2%
301,124	Lumen Technologies, Inc.	2,192,183

	TOBACCO & CANNABIS - 0.3%
73,892	Altria Group, Inc.	2,983,759

	TRANSPORTATION & LOGISTICS - 0.4%
32,312	Expeditors International of Washington, Inc.	2,853,473
14,067	FedEx Corporation	2,088,527
		4,942,000

	TOTAL COMMON STOCKS (Cost $158,803,342)	145,044,069

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.2%
	EQUITY - 32.2%
837,663	iShares Select Dividend ETF	$ 89,814,227
548,952	Vanguard Dividend Appreciation ETF	74,196,352
12,580	Vanguard Growth ETF	2,691,491
1,007,034	Vanguard High Dividend Yield ETF	95,547,386
1,969,134	WisdomTree US LargeCap Dividend Fund	108,814,345
	TOTAL EXCHANGE-TRADED FUNDS (Cost $366,292,494)	371,063,801

	TOTAL INVESTMENTS - 44.8% (Cost $525,095,836)	$ 516,107,870
	OTHER ASSETS IN EXCESS OF LIABILITIES - 55.2%	635,176,540
	NET ASSETS - 100.0%	$ 1,151,284,410

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.7%
	EQUITY - 31.7%
167,164	Invesco QQQ Trust Series 1	$ 44,676,251
440,305	Vanguard Growth ETF	94,203,255
276,353	Vanguard Mega Cap Growth ETF	48,165,564
	TOTAL EXCHANGE-TRADED FUNDS (Cost $215,685,162)	187,045,070

	TOTAL INVESTMENTS - 31.7% (Cost $215,685,162)	$ 187,045,070
	OTHER ASSETS IN EXCESS OF LIABILITIES - 68.3%	403,884,600
	NET ASSETS - 100.0%	$ 590,929,670

ETF	- Exchange-Traded Fund

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

TOTAL INVESTMENTS - 0.0% (Cost $0)	$ 0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	130,113,482
NET ASSETS - 100.0%	$ 130,113,482